Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Net income	$ 48,000	$ 153,000	$ 258,000	$ 312,000	$ 149,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	132,000	137,000	269,000	261,000	251,000
Unrealized gains and remeasurement of foreign-denominated loans and foreign currency forward exchange contracts	(7,000)	(24,000)	(28,000)	(3,000)	24,000
Deferred income taxes	(31,000)	27,000	(68,000)	66,000	(192,000)
Loss on extinguishment of debt	0	3,000	7,000	31,000	35,000
Net (gain) loss on divestitures and investments	15,000	(32,000)	(20,000)	(389,000)	17,000
Non-cash interest expense	3,000	3,000	6,000	6,000	8,000
Equity-based compensation expense	160,000	14,000	50,000	62,000	70,000
Changes in operating assets and liabilities:
Accounts receivable, net	6,000	(90,000)	(90,000)	(43,000)	(60,000)
Inventories	9,000	13,000	3,000	(3,000)	1,000
Royalty advances	(47,000)	(61,000)	(110,000)	31,000	17,000
Accounts payable and accrued liabilities	(109,000)	(100,000)	3,000	82,000	48,000
Royalty payables	38,000	46,000	130,000	22,000	136,000
Accrued interest	0	1,000	3,000	(10,000)	3,000
Operating lease liabilities	(2,000)	0
Deferred revenue	(14,000)	(19,000)	(4,000)	(4,000)	22,000
Other balance sheet changes	(37,000)	28,000	(9,000)	4,000	6,000
Net cash (used in) provided by operating activities	164,000	99,000	400,000	425,000	535,000
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net	(18,000)	(16,000)	(41,000)	(14,000)	(16,000)
Capital expenditures	(28,000)	(59,000)	(104,000)	(74,000)	(44,000)
Investments and acquisitions of businesses, net of cash received	(5,000)	(218,000)	(231,000)	(23,000)	(139,000)
Proceeds from the sale of investments	0	0	0	516,000	73,000
Net cash (used in) provided by investing activities	(51,000)	(293,000)	(376,000)	405,000	(126,000)
Cash flows from financing activities
Call premiums paid and deposit on early redemption of debt	0	(2,000)	(5,000)	(23,000)	(27,000)
Deferred financing costs paid	0	(4,000)	(7,000)	(12,000)	(13,000)
Distribution to noncontrolling interest holder	(1,000)	(2,000)	(3,000)	(5,000)	(5,000)
Dividends paid	(244,000)	(31,000)	(93,750)	(925,000)	(84,000)
Net cash (used in) provided by financing activities	(245,000)	151,000	88,000	(955,000)	(128,000)
Effect of exchange rate changes on cash and equivalents	(3,000)	(1,000)	(7,000)	(8,000)	7,000
Net (decrease) increase in cash and equivalents	(135,000)	(44,000)	105,000	(133,000)	288,000
Cash and equivalents at beginning of period	619,000	514,000	514,000	647,000	359,000
Cash and equivalents at end of period	484,000	470,000	619,000	514,000	647,000
4.125% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp	0	0	0	0	380,000
Repayment of Senior Secured Notes	0	(40,000)	(40,000)	0	0
4.875% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp	0	0	0	0	250,000
Repayment of Senior Secured Notes	0	(30,000)	(30,000)	0	0
5.500% Senior Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp	0	0	0	325,000	0
Senior Term Loan Facility due 2023
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility	0	0	0	320,000	22,000
3.625% Senior Secured Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp	0	287,000	514,000	0	0
5.625% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes	0	(27,000)	(247,000)	0	(28,000)
6.000% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes	0	0	0	0	(450,000)
6.250% Senior Secured Notes due 2021
Cash flows from financing activities
Repayment of Senior Secured Notes	0	0	0	0	(173,000)
6.750% Senior Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes	$ 0	$ 0	$ 0	$ (635,000)	$ 0